Vanguard® Energy Index Fund
Schedule of Investments (unaudited)
As of November 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.6%)
Coal & Consumable Fuels (0.2%)
	Arch Resources Inc.	85,241	6,605
*	Peabody Energy Corp.	475,192	4,733
*	Centrus Energy Corp. Class A	58,810	3,264
			14,602
Integrated Oil & Gas (39.9%)
	Exxon Mobil Corp.	23,588,856	1,411,557
	Chevron Corp.	10,775,299	1,216,208
	Occidental Petroleum Corp.	5,203,433	154,282
			2,782,047
Oil & Gas Drilling (0.7%)
	Helmerich & Payne Inc.	600,962	13,492
*	Transocean Ltd. (XNYS)	3,444,864	10,403
	Patterson-UTI Energy Inc.	1,053,408	7,437
*	Noble Corp.	251,673	5,879
*	Valaris Ltd.	145,502	4,520
*	Nabors Industries Ltd. (XNYS)	41,420	3,374
*	Nabors Industries Ltd. Warrants Exp. 6/11/26	26,520	122
			45,227
Oil & Gas Equipment & Services (8.3%)
	Schlumberger NV	7,792,754	223,496
	Baker Hughes Co. Class A	4,615,352	107,722
	Halliburton Co.	4,962,926	107,150
*	NOV Inc.	2,178,430	25,967
*	ChampionX Corp.	1,123,807	22,937
*	TechnipFMC plc	2,384,381	13,520
	Cactus Inc. Class A	323,156	11,795
*	Weatherford International plc	389,925	11,210
*	Aspen Aerogels Inc.	147,170	8,412
*	Oceaneering International Inc.	556,031	5,944
	Core Laboratories NV	258,040	5,907
	Archrock Inc.	729,403	5,390
*	Liberty Oilfield Services Inc. Class A	546,324	5,026
*	US Silica Holdings Inc.	417,034	4,045
*	DMC Global Inc.	104,345	3,809
*	Dril-Quip Inc.	197,378	3,772
*	ProPetro Holding Corp.	431,842	3,550
*	NexTier Oilfield Solutions Inc.	902,011	3,247
*	Helix Energy Solutions Group Inc.	798,288	2,427
*	Tidewater Inc.	206,547	2,154
*	Expro Group Holdings NV	148,345	2,078

		Shares	Market Value ($000)
*	RPC Inc.	360,851	1,454
			581,012
Oil & Gas Exploration & Production (30.1%)
	ConocoPhillips	7,460,349	523,194
	EOG Resources Inc.	3,253,451	283,050
	Pioneer Natural Resources Co.	1,291,374	230,278
	Devon Energy Corp.	3,583,848	150,737
	Diamondback Energy Inc.	958,617	102,313
	Hess Corp.	1,253,130	93,383
	Coterra Energy Inc.	4,301,513	86,374
	Marathon Oil Corp.	4,394,427	68,070
	APA Corp.	2,106,881	54,294
	Ovintiv Inc. (XNYS)	1,455,264	50,585
	Texas Pacific Land Corp.	34,568	41,785
*	EQT Corp.	1,790,149	34,783
	PDC Energy Inc.	549,672	27,720
*	Antero Resources Corp.	1,574,763	27,653
*	Range Resources Corp.	1,375,930	26,913
	Matador Resources Co.	652,393	25,619
	Chesapeake Energy Corp.	424,361	25,266
	Murphy Oil Corp.	860,026	22,860
*	Denbury Inc.	279,288	22,237
	SM Energy Co.	641,598	18,606
	Continental Resources Inc.	409,835	18,172
*	Southwestern Energy Co.	3,773,252	16,904
*	CNX Resources Corp.	1,214,065	16,560
	Magnolia Oil & Gas Corp. Class A	781,182	14,819
	Civitas Resources Inc.	281,596	14,392
*	Whiting Petroleum Corp.	218,092	14,108
	Oasis Petroleum Inc.	110,759	13,280
*	Callon Petroleum Co.	257,862	13,110
	California Resources Corp.	227,608	8,893
*	Kosmos Energy Ltd.	2,275,557	8,329
	Viper Energy Partners LP	322,906	6,962
	Northern Oil and Gas Inc.	336,828	6,865
*	Tellurian Inc.	2,096,800	6,836
*	Centennial Resource Development Inc. Class A	1,013,594	6,315
	Brigham Minerals Inc. Class A	252,404	5,240
*	Gulfport Energy Operating Corp.	68,461	4,997
*	Comstock Resources Inc.	453,204	3,666
	Berry Corp.	314,432	2,559
	Kimbell Royalty Partners LP	154,606	2,162
*	W&T Offshore Inc.	555,640	1,911
*	Talos Energy Inc.	160,006	1,595
			2,103,395
Oil & Gas Refining & Marketing (9.1%)
	Marathon Petroleum Corp.	3,556,633	216,421
	Phillips 66	2,440,820	168,832
	Valero Energy Corp.	2,278,339	152,512
	HollyFrontier Corp.	860,827	27,822
*	Renewable Energy Group Inc.	279,709	13,365
*	Green Plains Inc.	299,417	11,572
	World Fuel Services Corp.	353,755	8,840
*	PBF Energy Inc. Class A	536,212	6,719
*	Clean Energy Fuels Corp.	932,044	6,683
*,1	Gevo Inc.	1,096,068	6,302
*	Delek US Holdings Inc.	371,573	5,826

		Shares	Market Value ($000)
*	Par Pacific Holdings Inc.	251,544	3,406
*	REX American Resources Corp.	29,961	2,726
*	Aemetis Inc.	140,527	2,636
	CVR Energy Inc.	168,014	2,623
			636,285
Oil & Gas Storage & Transportation (11.3%)
	Williams Cos. Inc.	6,769,738	181,361
	Kinder Morgan Inc.	11,366,693	175,729
	ONEOK Inc.	2,483,364	148,605
	Cheniere Energy Inc.	1,272,416	133,362
	Targa Resources Corp.	1,146,967	59,218
*	DTE Midstream LLC	539,969	24,768
	Equitrans Midstream Corp.	2,288,400	22,014
	Antero Midstream Corp.	1,728,063	16,780
*	Plains GP Holdings LP Class A	1,026,791	10,268
	EnLink Midstream LLC	1,497,374	9,748
	Hess Midstream LP Class A	187,569	4,644
	International Seaways Inc.	211,783	3,092
			789,589
Total Common Stocks (Cost $7,398,737)			6,952,157
Temporary Cash Investments (0.0%)
Money Market Fund (0.0%)
[2,3]	Vanguard Market Liquidity Fund, 0.077% (Cost $1,208)	12,085	1,209
Total Investments (99.6%) (Cost $7,399,945)			6,953,366
Other Assets and Liabilities—Net (0.4%)			27,987
Net Assets (100.0%)			6,981,353
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $1,150,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $1,200,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid) (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Cheniere Energy Inc.	8/31/22	BANA	7,337	(0.060)[1]	23	—
Hess Corp.	1/31/22	GSI	24,690	(0.091)[2]	—	(2,335)
					23	(2,335)
1	Based on 1M USD Overnight Bank Funding Rate as of the most recent payment date. Floating interest payment received/paid monthly.
2	Based on 1M USD London Interbank Offered Rate (LIBOR) as of the most recent payment date. Floating interest payment received/paid monthly.
1M—1-month.
BANA—Bank of America, N.A.
GSI—Goldman Sachs International.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of November 30, 2021, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	6,952,157	—	—	6,952,157
Temporary Cash Investments	1,209	—	—	1,209
Total	6,953,366	—	—	6,953,366
Derivative Financial Instruments
Assets
Swap Contracts	—	23	—	23
Liabilities
Swap Contracts	—	2,335	—	2,335